1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main

+1 202 261 3333 Fax www.dechert.com

April 30, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Voya Corporate Leaders Trust Fund ("Registrant")
(File Nos. 002-10694 and 811-00091)

Dear Ladies and Gentlemen:

Please be advised that in lieu of filing a copy of a form of the Prospectus for the Registrant pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

(1)that the form of the Prospectus that would have been filed pursuant to Rule 497(b) of the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 63 to the Registrant's registration statement on Form S-6 filed on April 23, 2021

("Registration Statement"); and

(2)that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

Please contact Paul A. Caldarelli at 480.477.2649 or the undersigned at 202.261.3393 if you have any questions.

Sincerely,

/s/ Gary E. Brooks

Gary E. Brooks

cc.Paul A. Caldarelli, Esq.

Voya Investment Management – Voya Family of Funds

William J. Bielefeld, Esq. Dechert LLP